13FCON P 11/14/07 TREATMENT REQUEST

COPY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

Form 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

RECEIVED
AUG 1 4 2007
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: Mason Capital Management, LLC
Address: 110 East 59th Street, 30th Floor
New York, NY 10022

BEST AVAILABLE COPY

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
APR 0 2 2008
THOMSON FINANCIAL

Name: Michael E. Martino
Title: Principle
Phone: (212) 771-1206

Signature, Place, and Date of Signing:

/s/ by Michael E. Martino with Express Permission	New York, New York [City, State]	August 14, 2007 [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

New DCN

* Reports Holdings for which confidential treatment is required.

07056114

CONFIDENTIAL TREATMENT REQUESTED

ORIGINAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	$7,473 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

CONFIDENTIAL TREATMENT REQUESTED
ORIGINAL

FORM 13F INFORMATION TABLE

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
			VALUE	SHRS OR		PUT/	INVESTMENT	OTHER	VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	SH/PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
HUBBELL INCORPORATED CLASS A	COMMON STOCK	443510102	7,473	138,141	SH		SOLE		X		

END